ACCRUED EXPENSES (Details) $ in Millions, Rp in Billions	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)
ACCRUED EXPENSES
Operation, maintenance and telecommunication services	Rp 8,183		Rp 8,978
Salaries and benefits	4,014		4,180
General, administrative and marketing expenses	3,067		2,583
Interest and bank charges	181		144
Total	Rp 15,445	$ 992	Rp 15,885